First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
September 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 32.8%
$320,000,000	U.S. Treasury Note	0.38%	11/30/25	$318,062,963
275,000,000	U.S. Treasury Note	0.75%	03/31/26	270,838,799
150,000,000	U.S. Treasury Note	0.88%	06/30/26	146,815,643
	Total U.S. Government Bonds and Notes			735,717,405
	(Cost $734,387,978)
U.S. TREASURY BILLS — 34.8%
170,000,000	U.S. Treasury Bill	(a)	10/16/25	169,713,196
150,000,000	U.S. Treasury Bill	(a)	10/28/25	149,545,545
185,000,000	U.S. Treasury Bill	(a)	11/04/25	184,300,511
130,000,000	U.S. Treasury Bill	(a)	11/06/25	129,477,725
150,000,000	U.S. Treasury Bill	(a)	02/12/26	147,922,547
	Total U.S. Treasury Bills			780,959,524
	(Cost $780,842,778)

Shares	Description	Value
MONEY MARKET FUNDS — 24.1%
270,193,643	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	270,193,643
270,193,642	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (b)	270,193,642
	Total Money Market Funds	540,387,285
	(Cost $540,387,285)

	Total Investments — 91.7%	2,057,064,214
	(Cost $2,055,618,041)
	Net Other Assets and Liabilities — 8.3%	186,709,358
	Net Assets — 100.0%	$2,243,773,572
Futures Contracts at September 30, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	1,648	Oct-2025	$108,817,440	$(387,986)
Brent Crude Oil Futures	440	Nov-2025	28,872,800	96,900
Cattle Feeder Futures	156	Nov-2025	28,029,300	440,137
Cocoa Futures	779	Dec-2025	52,574,710	(7,929,689)
Cocoa Futures	79	Mar-2026	5,368,840	(165,560)
Coffee “C” Futures	839	Dec-2025	117,937,181	24,952,433
Copper Futures	1,175	Dec-2025	142,659,688	10,777,415
Corn Futures	2,519	Dec-2025	52,332,225	(2,522,595)
Cotton No. 2 Futures	475	Dec-2025	15,620,375	(480,265)
Gasoline RBOB Futures	1,307	Oct-2025	105,522,736	(45,505)
Gasoline RBOB Futures	301	Nov-2025	23,699,957	(241,210)
Gold 100 Oz. Futures	775	Dec-2025	300,173,000	35,094,634
Kansas City Hard Red Winter Wheat Futures	308	Dec-2025	7,665,350	(522,431)
Lean Hogs Futures	1,096	Dec-2025	38,897,040	39,905
Live Cattle Futures	426	Dec-2025	40,005,660	18,930
LME Aluminium Futures	954	Dec-2025	63,939,227	2,167,569
LME Lead Futures	580	Dec-2025	28,738,565	(153,869)
LME Nickel Futures	352	Dec-2025	32,124,428	237,066

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Futures Contracts at September 30, 2025 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
LME Zinc Futures	851	Dec-2025	$63,168,454	$2,412,623
Low Sulphur Gasoil “G” Futures	1,755	Nov-2025	120,568,500	2,407,569
Low Sulphur Gasoil “G” Futures	400	Dec-2025	26,940,000	(302,050)
Natural Gas Futures	2,360	Nov-2025	91,568,000	(9,334,765)
NY Harbor ULSD Futures	860	Oct-2025	83,946,492	391,318
NY Harbor ULSD Futures	264	Nov-2025	25,505,726	158,974
Silver Futures	571	Dec-2025	133,157,200	22,820,735
Soybean Futures	1,160	Nov-2025	58,101,500	(1,394,534)
Soybean Meal Futures	2,219	Dec-2025	60,645,270	(4,194,775)
Soybean Oil Futures	1,561	Dec-2025	46,352,334	(686,682)
Sugar #11 (World) Futures	2,913	Feb-2026	54,158,496	(274,392)
Wheat Futures	1,815	Dec-2025	46,101,000	(1,870,084)
WTI Crude Futures	1,640	Nov-2025	101,614,400	(2,122,660)
WTI Crude Futures	411	Dec-2025	25,350,480	(1,361,040)
		Total	$2,130,156,374	$68,026,116

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$735,717,405	$—	$735,717,405	$—
U.S. Treasury Bills	780,959,524	—	780,959,524	—
Money Market Funds	540,387,285	540,387,285	—	—
Total Investments	2,057,064,214	540,387,285	1,516,676,929	—
Futures Contracts	104,324,543	104,324,543	—	—
Total	$2,161,388,757	$644,711,828	$1,516,676,929	$—

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(36,298,427)	$(36,298,427)	$—	$—